Leases - Summary of Amortization of Right-of-use Assets (Details)	12 Months Ended
Mar. 31, 2020 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total amortization	$ 378,309
Included in Cost of Sales
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total amortization	56,378
Included in General and Administrative Expenses
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total amortization	$ 321,931